UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-02201

                             Insight Select Income Fund

(Exact name of registrant as specified in charter)

200 Park Avenue, 7th Floor

                             New York, NY 10166

(Address of principal executive offices) (Zip code)

Clifford D. Corso

200 Park Avenue, 7th Floor

                              New York, NY 10166

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-527-1800

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
CORPORATE DEBT SECURITIES (78.48%)
AUTOMOTIVE (1.69%)
Ford Holdings LLC, Co. Gty., 9.30%, 03/01/30	Baa2/BBB	$1,000	$1,413,209
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Baa2/BBB	500	685,434
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 2.343%, 11/02/20	Baa2/BBB	1,719	1,702,688

			3,801,331

CHEMICALS (1.87%)
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19	Baa2/BBB	500	541,590
Incitec Pivot Finance LLC, Co. Gty., 6.00%, 12/10/19, 144A	Baa2/BBB	405	429,015
Mexichem SAB de CV, Co. Gty., 4.00%, 10/04/27, 144A(b)	Baa3/BBB-	467	462,330
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa2/BBB	2,000	2,767,719

			4,200,654

CONSUMER PRODUCTS (0.48%)
Reynolds American, Inc., Co. Gty., 4.45%, 06/12/25(b)	Baa2/BBB+	1,000	1,066,246

DIVERSIFIED FINANCIAL SERVICES (13.51%)
Bank of America Corp. Sr. Unsec. Notes, (3M LIBOR +0.79%), 3.004%, 12/20/23, 144A(b) (c)	A3/A-	758	759,946
Bank of America Corp., Sub. Notes, 4.45%, 03/03/26	Baa2/BBB+	1,764	1,882,901
Bank of Nova Scotia, Jr. Sub. Notes, (3M LIBOR+2.648%), 4.65%, 10/12/22(b) (c) (d)	Baa3/BBB-	586	582,513
Barclays PLC, Sub. Notes, 4.836%, 05/09/28(b)	Baa3/BB+	906	943,000
CDP Financial, Inc., Co. Gty., 4.40%, 11/25/19, 144A	Aaa/AAA	400	415,708
Citigroup, Inc., Sr. Unsec. Notes, (3M LIBOR +1.563%), 3.887%, 01/10/28(b) (c)	Baa1/BBB+	1,100	1,138,590
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	Baa1/BBB+	70	111,925
Citigroup, Inc., Sub. Notes, 4.60%, 03/09/26	Baa3/BBB	988	1,051,451
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB	926	1,093,306
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19	Ba1/BBB-	200	220,823
GE Capital International Funding, Co. Gty., 4.418%, 11/15/35	A2/A	588	636,367
General Electric Co., Jr. Sub. Notes, (3M LIBOR +3.33%), 5.00%, 01/21/21(b) (c) (d)	Baa1/BBB+	4,320	4,452,192
General Electric Co., Sr. Unsec. Notes, 6.875%, 01/10/39	A2/A	287	413,564
Goldman Sachs Group, Inc., Sr. Unsec. Notes, 3.50%, 11/16/26(b)	A3/BBB+	1,040	1,046,088
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (3M LIBOR +1.75%), 3.128%, 10/28/27(b) (e)	A3/BBB+	550	581,580
HSBC Capital Funding LP, Co. Gty., (3M LIBOR +4.98%), 10.176%, 06/30/30, 144A(b) (c) (d)	Baa2/BBB-	2,180	3,515,250
Intesa Sanpaolo SpA, Co. Gty., 3.875%, 01/15/19	Baa1/BBB	1,100	1,114,676
JPMorgan Chase & Co., Jr. Sub., (3M LIBOR +3.47%), 7.90%, 04/30/18(b) (c) (d)	Baa3/BBB-	2,000	2,025,000
JPMorgan Chase & Co., Jr. Sub. Notes, (3M LIBOR +2.58%), 4.625%, 11/01/22(b) (c) (d)	Baa3/NA	1,159	1,132,923
Lincoln Finance, Ltd., Sr. Sec. Notes, 7.375%, 04/15/21, 144A(b)	B1/BB+	225	234,563
Nasdaq, Inc., Sr. Unsec. Notes, 3.85%, 06/30/26(b)	Baa2/BBB	1,294	1,328,680
PNC Financial Services Group, Inc., Jr. Sub., (3M LIBOR +3.30%), 5.00%, 11/01/26(b) (d) (c)	Baa2/BBB-	1,587	1,678,253
Santander UK PLC, Sr. Unsec. Notes, (3M LIBOR+0.30%), 1.685%, 11/03/20(e)	Aa3/A	1,623	1,622,790
UBS AG, Sub. Notes, 7.625%, 08/17/22	NR/BBB+	2,000	2,336,400

			30,318,489

ENERGY (12.27%)
Andeavor Logistics LP, Co. Gty., 4.25%, 12/01/27(b)	Ba1/BBB-	901	908,733
Burlington Resources, Inc., Co. Gty., 9.125%, 10/01/21	Baa1/A-	850	1,036,186

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
CORPORATE DEBT SECURITIES (Continued)
ENERGY (Continued)
Cimarex Energy Co., Sr. Unsec. Notes, 3.90%, 05/15/27(b)	Baa3/BBB-	$413	$422,300
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22, 144A(b)	Caa1/B+	2,180	2,196,350
Continental Resources Inc., Sr. Unsec. Notes, 4.375%, 01/15/28, 144A(b)	Ba3/BB+	525	518,280
Enbridge Inc., Sr. Unsec. Notes, 5.50%, 12/01/46(b)	Baa3/BBB+	1,496	1,798,879
Enbridge Inc., Sub. Notes, (3M LIBOR +3.89%), 6.00%, 01/15/77(b) (c)	Ba2/BBB-	750	780,000
Endeavor Energy Resources LP, Sr. Unsec. Notes, 5.50%, 01/30/26, 144A(b)	B3/BB-	89	90,558
Endeavor Energy Resources LP, Sr. Unsec. Notes, 5.75%, 01/30/28, 144A(b)	B3/BB-	138	141,726
EnLink Midstream Partners LP, Jr. Sub. Notes, (3M LIBOR +4.11%), 6.00%, 12/15/22(b) (c) (d)	Ba3/BB	641	613,629
Enterprise Products Operating LLC, Co. Gty., Series B, (3M LIBOR +2.68%), 7.034%, 01/15/68(b) (c)	Baa2/BBB-	1,000	1,000,000
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB	70	80,816
Kinder Morgan, Inc., Co. Gty., 8.05%, 10/15/30	Baa3/BBB-	1,000	1,245,309
Kinder Morgan, Inc., Co. Gty., 5.55%, 06/01/45(b)	Baa3/BBB-	1,755	1,920,662
Marathon Petroleum Corp., Sr. Unsec. Notes, 4.75%, 09/15/44(b)	Baa2/BBB	1,266	1,322,753
Marathon Petroleum Corp., Sr. Unsec. Notes, 5.85%, 12/15/45(b)	Baa2/BBB	500	575,936
McDermott International Inc., Sec. Notes, 8.00%, 05/01/21, 144A(b)	B2/BB-	1,175	1,207,724
MPLX LP, Sr. Unsec. Notes, 5.20%, 03/01/47(b)	Baa3/BBB-	641	703,450
Panhandle Eastern Pipe Line Co., LP, Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	1,092,705
PBF Holding Co. LLC, Co. Gty., 7.25%, 06/15/25(b)	B1/BB	1,701	1,786,050
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19	Baa3/BBB+	250	267,000
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20	Baa3/BBB+	750	795,750
Petroleos Mexicanos, Co. Gty., 6.75%, 09/21/47, 144A	NA/BBB+	1,415	1,477,048
Spectra Energy Partners LP, Sr. Unsec. Notes, 3.375%, 10/15/26(b)	Baa2/BBB+	803	793,564
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,411,073
Valero Energy Corp., Sr. Unsec. Notes, 10.50%, 03/15/39	Baa2/BBB	500	855,551
Williams Partners LP, Sr. Unsec. Notes, 4.30%, 03/04/24(b)	Baa3/BBB	1,670	1,749,081
Williams Partners LP, Sr. Unsec. Notes, 4.00%, 09/15/25(b)	Baa3/BBB	730	746,946

			27,538,059

FOOD AND BEVERAGE (1.89%)
Anheuser-Busch InBev Finance, Inc., Co. Gty., 3.70%, 02/01/24	A3/A-	795	827,433
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.70%, 02/01/36(b)	A3/A-	645	721,206
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.90%, 02/01/46(b)	A3/A-	256	296,701
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 7.75%, 01/15/19	A3/A-	325	343,236
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	A3/A-	27	42,940
Kroger Co., Sr. Unsec. Notes, 3.70%, 08/01/27(b)	Baa1/BBB	1,003	1,015,623
Minerva Luxembourg SA, Co. Gty., 5.875%, 01/19/28, 144A(b)	NA/BB-	1,009	981,757

			4,228,896

GAMING, LODGING & LEISURE (0.97%)
Wyndham Worldwide Corp., Sr. Unsec. Notes, 4.50%, 04/01/27(b)	Baa3/BBB-	2,140	2,174,596

HEALTHCARE (0.35%)
Allergan Funding SCS, Co. Gty., 4.75%, 03/15/45(b)	Baa3/BBB	61	64,938
Mylan NV, Co. Gty., 3.95%, 06/15/26(b)	Baa3/BBB-	397	400,322
Mylan NV, Co. Gty., 5.25%, 06/15/46(b)	Baa3/BBB-	169	185,175
Valeant Pharmaceuticals International Inc., Sr. Sec. Notes, 5.50%, 11/01/25, 144A(b)	Ba3/BB-	132	134,310

			784,745

INDUSTRIAL (1.85%)
Cleveland-Cliffs Inc., Sr. Sec. Notes, 4.875%, 01/15/24, 144A(b)	Ba3/BB-	744	742,140
Heathrow Funding, Ltd., Sr. Sec. Notes, 4.875%, 07/15/23, 144A	NA/A-	200	213,490
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB+	500	677,052

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
CORPORATE DEBT SECURITIES (Continued)
INDUSTRIAL (Continued)
Sydney Airport Finance Co. Property, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(b)	Baa2/BBB	$400	$398,539
United Technologies Corp., Sr. Unsec. Notes, 3.75%, 11/01/46(b)	A3/A-	700	701,115
Vale Overseas, Ltd., Co. Gty., 5.875%, 06/10/21	Ba1/BBB-	1,300	1,415,700

			4,148,036

INSURANCE (12.52%)
Allstate Corp., Jr. Sub. Notes, (3M LIBOR +2.12%), 6.50%, 05/15/67(b) (c)	Baa1/BBB	2,200	2,703,250
American International Group, Inc., Jr. Sub. Notes, (3M LIBOR +4.195%), 8.175%, 05/15/68(b) (c)	Baa2/BBB-	2,500	3,400,000
Brighthouse Financial, Inc., Sr. Unsec. Notes, 4.70%, 06/22/47, 144A(b)	Baa3/BBB+	1,052	1,073,181
Chubb Corp., Co. Gty., (3M LIBOR +2.25%), 3.609%, 03/29/67(b) (c)	Baa1/BBB+	3,114	3,090,645
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/BBB+	2,250	3,001,550
Guardian Life Insurance Co. of America, Sub. Notes, 4.85%, 01/24/77, 144A	A1/AA-	148	162,522
Liberty Mutual Group, Inc., Co. Gty., (3M LIBOR +7.12%), 10.75%, 06/15/88, 144A(b) (c)	Baa3/BB+	1,000	1,665,000
Liberty Mutual Group, Inc., Sr. Unsec. Notes, (3M LIBOR +2.905%), 4.494%, 03/07/67, 144A(b) (c)	Baa3/BB+	1,530	1,499,400
Liberty Mutual Group, Inc., Sr. Unsec. Notes, 7.00%, 03/15/34, 144A	Baa2/BBB	250	328,113
Massachusetts Mutual Life Insurance Co., Sub. Notes, 4.90%, 04/01/77, 144A	NA/AA-	980	1,114,156
Massachusetts Mutual Life Insurance Co., Sub. Notes, 8.875%, 06/01/39, 144A	A1/AA-	151	250,232
MetLife, Inc., Jr. Sub. Notes, 9.25%, 04/08/68, 144A(b)	Baa2/BBB	500	737,500
MetLife, Inc., Jr. Sub. Notes, 6.40%, 12/15/66(b) (c)	Baa2/BBB	637	732,747
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/69(b)	Baa2/BBB	1,000	1,672,500
Nationwide Mutual Insurance Co., Sub. Notes, 8.25%, 12/01/31, 144A	A3/A-	500	720,889
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	365,649
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103	148,906
Pricoa Global Funding Inc., Sec. Notes, 2.45%, 09/21/22, 144A	A1/AA-	608	602,540
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR +3.04%), 5.20%, 03/15/44(b) (c)	Baa2/BBB+	2,500	2,662,500
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/BBB+	1,800	2,165,459

			28,096,739

MEDIA (8.26%)
21st Century Fox America, Inc., Co. Gty., 7.90%, 12/01/95	Baa1/BBB+	1,400	2,155,063
Comcast Corp., Co. Gty., 7.05%, 03/15/33	A3/A-	2,000	2,782,764
Cox Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	1,500	1,770,117
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB-	500	616,764
Discovery Communications LLC, Co. Gty., 5.00%, 09/20/37(b)	Baa3/BBB-	374	387,499
Grupo Televisa SAB, Sr. Unsec. Notes, 5.00%, 05/13/45(b)	Baa1/BBB+	557	569,453
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159	195,551
Hearst Television, Inc., Sr. Unsec. Notes, 7.00%, 01/15/18	WR/NR	1,000	1,007,800
RELX, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,368,915
SFR Group SA, Sr. Sec. Notes, 6.25%, 05/15/24, 144A(b)	B1/B+	1,780	1,784,450
Sirius XM Radio, Inc., Co. Gty., 5.00%, 08/01/27, 144A(b)	Ba3/BB	518	519,295
Time Warner Entertainment Co., LP, Sr. Sec. Notes, 8.375%, 07/15/33	Ba1/BBB-	1,360	1,871,222
VTR Finance BV, Sr. Sec. Notes, 6.875%, 01/15/24, 144A(b)	B1/B+	2,375	2,505,625

			18,534,518

MINING (2.13%)
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/19, 144A	Baa3/BBB-	500	542,167

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
CORPORATE DEBT SECURITIES (Continued)
MINING (Continued)
BHP Billiton Finance USA, Ltd. Co. Gty., (5Yr Swap +5.093%), 6.75%, 10/19/75, 144A(b) (e)	Baa2/BBB+	$972	$1,134,897
First Quantum Minerals Ltd., Co. Gty., 7.25%, 04/01/23, 144A(b)	B3/B-	538	579,695
Teck Resources, Ltd., Co. Gty., 6.00%, 08/15/40(b)	Ba3/BB+	1,000	1,112,500
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42(b)	Ba3/BB+	1,415	1,400,850

			4,770,109

PAPER (1.70%)
Smurfit Kappa Treasury Funding, Ltd., Co. Gty., 7.50%, 11/20/25	Ba1/BB+	2,000	2,410,000
WestRock LLC, Co. Gty., 8.20%, 01/15/30	Baa2/BBB	1,000	1,405,864

			3,815,864

RETAIL & RESTAURANT (0.54%)
McDonald’s Corp., Sr. Unsec. Notes, 3.70%, 01/30/26(b)	Baa1/BBB+	146	152,188
Rite Aid Corp., Co. Gty., 6.125%, 04/01/23, 144A(b)	B3/B-	1,180	1,064,950

			1,217,138

TECHNOLOGY (1.26%)
j2 Cloud Services LLC, Co. Gty., 6.00%, 07/15/25, 144A(b)	Ba3/BB	564	593,610
NXP Funding LLC, Sr. Unsec. Notes, 3.875%, 09/01/22, 144A	Ba1/BBB-	2,213	2,237,896

			2,831,506

TELECOMMUNICATIONS (5.52%)
Altice Financing SA, Sr. Sec. Notes, 6.625%, 02/15/23, 144A(b)	B1/BB-	200	209,420
AT&T Inc., Sr. Unsec. Notes, 4.50%, 05/15/35(b)	Baa1/BBB+	1,750	1,739,615
AT&T Inc., Sr. Unsec. Notes, 4.75%, 05/15/46(b)	Baa1/BBB+	425	415,670
Centel Capital Corp., Co. Gty., 9.00%, 10/15/19	Ba2/BBB-	1,000	1,075,195
Deutsche Telekom International Finance BV, Co. Gty., 8.75%, 06/15/30	Baa1/BBB+	2,000	2,959,182
Digicel, Ltd., Sr. Unsec. Notes, 6.00%, 04/15/21, 144A(b)	B1/NA	500	492,130
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18	B3/B	500	498,075
Qwest Corp., Sr. Unsec. Notes, 6.875%, 09/15/33(b)	Ba2/BBB-	928	889,640
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35(b)	Ba2/BBB-	500	478,879
Sprint Capital Corp., Co. Gty., 6.875%, 11/15/28	B3/B	500	503,125
Sprint Capital Corp., Co. Gty., 8.75%, 03/15/32	B3/B	1,000	1,135,000
Verizon Communications, Inc., Sr. Unsec. Notes, 4.812%, 03/15/39	Baa1/BBB+	1,898	1,985,702

			12,381,633

TRANSPORTATION (4.05%)
American Airlines, Pass Through Certs., Series 2013-2, Class B, 5.60%, 01/15/22, 144A	NA/BBB-	1,769	1,827,683
American Airlines, Pass Through Certs., Series 2017-1, Class AA, 3.65%, 08/15/30	Aa3/NA	1,102	1,126,024
American Airlines, Pass Through Certs., Series 2017-2, Class AA, 3.35%, 04/15/31	Aa3/NA	1,587	1,599,982
BNSF Funding Trust I, Co. Gty., (3M LIBOR +2.35%), 6.613%, 12/15/55(b) (c)	Baa2/A-	250	288,125
British Airways, Pass Through Certs., Series 2013-1, Class B, 5.625%, 12/20/21, 144A	A3/BBB+	791	818,493
Continental Airlines, Pass Through Certs., Series 1999-1, Class B, 6.795%, 02/02/20	Ba1/BBB	23	23,192
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 05/01/22	Baa1/A-	359	395,359
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 10/02/22	Baa1/BBB	323	352,591
ERAC USA Finance LLC, Co. Gty., 7.00%, 10/15/37, 144A	Baa1/BBB+	1,500	2,005,874
Federal Express Corp., Pass Through Certs., Series 1996, Class B2, 7.84%, 01/30/18(b)	Baa1/BBB	256	258,422

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
CORPORATE DEBT SECURITIES (Continued)
TRANSPORTATION (Continued)
United Airlines, Pass Through Certs., Series 2013-1, Class B, 5.375%, 02/15/23	NA/BBB-	$363	$379,860

			9,075,605

UTILITIES (7.62%)
Black Hills Corp., Sr. Unsec. Notes, 3.95%, 01/15/26(b)	Baa2/BBB	1,082	1,119,949
Cleveland Electric Illuminating Co., Sr. Unsec. Notes, 3.50%, 04/01/28, 144A(b)	Baa3/BBB-	800	800,873
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A	Baa3/BBB-	1,000	1,093,541
Electricite de France SA, Jr. Sub. Notes, (10Yr Swap +3.709%), 5.25%, 01/29/23, 144A(b) (d) (e)	Baa3/BB	1,000	1,020,000
Enel Finance International NV, Co. Gty., 2.75%, 04/06/23, 144A	Baa2/BBB+	1,082	1,066,155
Exelon Corp., Sr. Unsec. Notes, 3.40%, 04/15/26(b)	Baa2/BBB-	505	505,168
FirstEnergy Corp., Sr. Unsec. Notes, 4.85%, 07/15/47(b)	Baa3/BB+	1,570	1,752,102
Hydro-Quebec, 8.25%, 04/15/26	Aa2/AA-	1,550	2,066,745
IPALCO Enterprises Inc., Sr. Sec. Notes, 3.70%, 09/01/24, 144A(b)	Baa3/BB+	568	567,484
Kansas City Power & Light Co., Sr. Unsec. Notes, 4.20%, 06/15/47(b)	Baa1/BBB+	917	970,887
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/A-	500	674,176
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21	A2/A-	1,000	1,099,404
Southern Co. Gas Capital Corp., Co. Gty., 5.875%, 03/15/41(b)	Baa1/A-	992	1,230,987
Southern Co. Gas Capital Corp., Co. Gty., 3.95%, 10/01/46(b)	Baa1/A-	539	535,167
Southern Co. Gas Capital Corp., Co. Gty., 4.40%, 05/30/47(b)	Baa1/A-	1,164	1,247,060
Toledo Edison Co., 7.25%, 05/01/20	Baa1/BBB+	80	86,826
Transelec SA, Sr. Unsec. Notes, 4.25%, 01/14/25, 144A(b)	Baa1/BBB	750	776,443
Transelec SA, Sr. Unsec. Notes, 3.875%, 01/12/29, 144A(b)	Baa1/BBB	490	485,100

			17,098,067

TOTAL CORPORATE DEBT SECURITIES (Cost of $157,037,609)			176,082,231

ASSET BACKED SECURITIES (11.49%)
Antares Ltd., Series 2017-1A, Class C, (3M LIBOR +3.10%), 4.339%, 07/20/28, 144A(b) (e)	NR/A	1,093	1,105,173
Arbor Realty Collateralized Loan Obligation, Ltd., Series 2017-FL3, Class A, (1M LIBOR+0.99%), 2.233%, 12/15/27, 144A(b) (e)	Aaa/NA	759	759,005
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL2, Class A, (1M LIBOR +0.99%), 2.467%, 08/15/27, 144A(b) (e)	Aaa/NA	623	623,184
AVIS Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21, 144A(b)	Aaa/NA	1,605	1,601,986
Carlyle Global Market Strategies, Ltd., Series 2014-3A, Class BR, (3M LIBOR +2.15%), 3.525%, 07/27/26, 144A(b) (e)	A1/NA	2,500	2,528,052
CPS Auto Receivables Trust, Series 2015-C, Class B, 2.55%, 02/18/20, 144A(b)	NA/AAA	888	888,705
DB Master Finance LLC, Series 2017-1A, Class A2I, 3.629%, 11/20/47, 144A(b)	NA/BBB	336	338,191
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A21, 3.484%, 10/25/45, 144A	NA/BBB+	1,231	1,235,535
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 06/25/40, 144A(b)	Aaa/NA	397	397,678
DRB Prime Student Loan Trust, Series 2017-A, Class A2B, 2.85%, 05/27/42, 144A(b)	Aaa/NA	2,130	2,117,256
Drive Auto Receivables Trust, Series 2016-CA, Class B, 2.37%, 11/16/20, 144A(b)	Aaa/AA	676	676,912
DT Auto Owner Trust, Series 2017-3A, Class B, 2.40%, 05/17/21, 144A(b)	NA/AA	662	660,011
Golub Capital Partners Ltd., Series 2017-19RA, Class B, (3M LIBOR +2.55%), 3.921%, 07/26/29, 144A(b) (e)	A2/NA	1,935	1,948,827

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
ASSET BACKED SECURITIES (Continued)
IVY Hill Middle Market Credit Fund XII Ltd., Series 12A, Class B, (3M LIBOR +3.00%), 4.313%, 07/20/29, 144A(b) (e)	A3/NR	$866	$862,519
Navient Private Education Loan Trust, Series 2017-A, Class A2B, (1M LIBOR+0.900%), 2.377%, 12/16/58, 144A (b) (e)	NA/AAA	782	781,999
NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.54%, 04/18/22, 144A(b)	Aaa/AAA	1,460	1,456,439
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/25/37(b) (f)	Ca/AA	36	33,034
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, 11/25/36(b) (f)	C/CCC	143	79,073
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, 144A(b)	A2/NA	598	595,758
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+	131	136,754
SMB Private Education Loan Trust, Series 2017-B, Class A2B, (1M LIBOR+0.750%), 2.101%, 10/15/35, 144A (b) (e)	Aaa/AAA	845	848,105
Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.77%, 05/25/26, 144A(b)	NA/AA	1,466	1,466,790
Sofi Professional Loan Program Ltd., Series 2017-C, Class B, 3.56%, 07/25/40, 144A(b) (e)	NA/A+	1,099	1,088,222
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/20/41, 144A(b)	NA/A+	1,553	1,635,070
TAL Advantage LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39, 144A(b)	NA/A	43	42,617
Textainer Marine Containers V Ltd., Series 2017-1A, Class A, 3.72%, 05/20/42, 144A(b)	NA/A	667	670,471
Triton Container Finance IV LLC, Series 2017-2A, Class A, 3.62%, 08/20/42, 144A(b)	NA/A	1,198	1,198,763

TOTAL ASSET BACKED SECURITIES (Cost of $25,782,797)			25,776,129

COMMERCIAL MORTGAGE-BACKED SECURITIES (3.73%)
CGGS Commercial Mortgage Trust, Series 2016-RNDA, Class DFX, 4.387%, 02/10/33, 144A	Baa2/NA	553	552,587
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, (1M LIBOR +1.10%), 2.577%, 07/15/30, 144A(e)	NA/AAA	137	136,649
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.518%, 05/10/35, 144A(e)	Baa1/NA	2,000	1,996,651
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class C, 4.287%, 12/10/49(b) (e)	NR/NA	367	372,199
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.684%, 01/25/48, 144A(b) (e)	NA/NA	535	541,968
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.591%, 04/25/48, 144A(b) (e)	NA/NA	1,270	1,269,025
LMREC Inc., Series 2016-CRE2, Class A, (1M LIBOR +1.70%), 3.26%, 11/24/31, 144A(b) (e)	Aaa/NA	689	695,890
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.288%, 10/15/30, 144A(e)	NA/A+	2,710	2,717,349
MSDB Trust, Series 2017-712F, Class C, 3.628%, 07/11/39, 144A(e)	NA/A-	82	82,257

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $8,242,410)			8,364,575

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.23%)
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	96	107,732
FHLMC Pool # G00182, 9.00%, 09/01/22(g)	Aaa/AA+	—	132
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	238	263,426
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	108	118,260
GNSF Pool # 194228, 9.50%, 11/15/20	Aaa/AA+	4	4,484
GNSF Pool # 307527, 9.00%, 06/15/21	Aaa/AA+	7	6,993

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AA+	$6	$6,978
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AA+	4	3,801

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $426,031)			511,806

MUNICIPAL BONDS (1.23%)
Municipal Electric Authority of Georgia, Build America Bonds-Taxable-Plant Vogle Units 3&4, Series J, Revenue Bond, 6.637%, 04/01/57	A2/A+	175	224,322
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	Aa3/AA-	145	186,154
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa3/AA-	1,500	2,346,675

TOTAL MUNICIPAL BONDS (Cost of $1,856,422)			2,757,151

U.S. TREASURY SECURITIES (2.85%)
U.S. Treasury Inflation Indexed Bonds, 1.00%, 02/15/46	Aaa/AA+	564	602,750
U.S. Treasury Note, 2.00%, 10/31/22	Aaa/AA+	735	728,300
U.S. Treasury Note, 2.125%, 09/30/24	Aaa/AA+	1,867	1,843,517
U.S. Treasury Note, 2.25%, 08/15/27	Aaa/AA+	2,369	2,336,080
U.S. Treasury Note, 2.75%, 08/15/47	Aaa/AA+	890	890,912

TOTAL U.S. TREASURY SECURITIES (Cost of $6,361,289)			6,401,559

		Shares
COMMON STOCK (0.00%)
MEDIA (0.00%)
Quad/Graphics, Inc.		89	2,015

Total COMMON STOCK (Cost of $2,048)			2,015

PREFERRED STOCK (1.24%)
CoBank ACB, Series F, 6.250%, (3M LIBOR +4.557%), 144A (b) (c)		20,000	2,235,000
US BANCORP, Series A, 3.500%, (3M LIBOR +1.02%) (b) (e)		615	546,910

TOTAL PREFERRED STOCK (Cost of $2,521,650)			2,781,910

TOTAL INVESTMENTS (99.25%) (Cost $202,230,256)			222,677,376

OTHER ASSETS AND LIABILITIES (0.75%)			1,674,613

NET ASSETS (100.00%)			$224,351,989

(a)	Ratings for debt securities are unaudited. All ratings are as of December 31, 2017 and may have changed subsequently.

(b)	This security is callable.

(c)	Fixed to floating rate security. Fixed rate indicated is rate effecive at December 31, 2017. Security will convert at a future date to a floating rate of reference rate and spread in the description above.

(d)	Security is perpetual. Date shown is next call date.

(e)	Variable rate security. Rate indicated is rate effective at December 31, 2017.

(f)	Multi-Step Coupon. Rate disclosed is as of December 31, 2017.

(g)	Principal amount less than $1,000.

144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2017, these securities amounted to $84,166,377 or 37.52% of net assets.

Legend

Certs. - Certificates

Co. Gty. - Company Guaranty

FHLMC - Federal Home Loan Mortgage Corp.

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS    (Unaudited) — continued

FNMA - Federal National Mortgage Association

FREMF - Freddie Multi-Family

GNSF - Government National Mortgage Association (Single Family)

GO - General Obligation

Gtd. - Guaranteed

Jr. - Junior

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

The accompanying notes are an integral part of these schedule of investments.

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

December 31, 2017

(unaudited)

A. Security Valuation – In valuing the Insight Select Income Fund’s (the “Fund”) net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At December 31, 2017, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2	–	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of December 31, 2017.

	Total Market Value at 12/31/17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
CORPORATE DEBT SECURITIES	$176,082,231	$—	$176,082,231	$—
ASSET BACKED SECURITIES	25,776,129	—	25,776,129	—
COMMERCIAL MORTGAGE-BACKED SECURITIES	8,364,575	—	8,364,575	—
RESIDENTIAL MORTGAGE-BACKED SECURITIES	511,806	—	511,806	—
MUNICIPAL BONDS	2,757,151	—	2,757,151	—
U.S. TREASURY SECURITIES	6,401,559	—	6,401,559	—
COMMON STOCK	2,015	2,015	—	—
PREFERRED STOCK	2,781,910	2,781,910	—	—
TOTAL INVESTMENTS	$222,677,376	$2,783,925	$219,893,451	$—

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

December 31, 2017 (concluded)

(unaudited)

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of December 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 for the Fund.

Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of December 31, 2017, the Fund did not hold any Level 3 securities.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Insight Select Income Fund

By (Signature and Title)* /s/ Clifford D. Corso
Clifford D. Corso, President (Principal Executive Officer)

Date February 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Clifford D. Corso
Clifford D. Corso, President
(Principal Executive Officer)

Date February 15, 2018

By (Signature and Title)* /s/ Thomas E. Stabile
Thomas E. Stabile, Treasurer (Principal Financial Officer)

Date February 15, 2018

* Print the name and title of each signing officer under his or her signature.